INTANGIBLES NET (Tables)	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
INTANGIBLES, NET
Schedule of Intangible Assests
	As of
	May 31, 2020	February 29, 2020
Copyrights	$2,574,687	$2,311,837
Less: accumulated amortization	(1,157,139)	(781,837)
Copyrights, net	$1,417,548	$1,530,000

	As of
	February 29, 2020	February 28, 2019
Copyrights	$2,311,837	$-
Less: accumulated amortization	(781,837)	-
	$1,530,000	$-